Stockholders' Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	7 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended					12 Months Ended
	Apr. 18, 2012	Aug. 11, 2011	Oct. 26, 2010	Nov. 01, 2010	Dec. 04, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2004 2004 Plan [Member]	May 31, 2012 2012 Plan [Member]	Dec. 31, 2010 Treasury Stock
Third Party shareholding percentage						15.00%
Common shares offered	10,000,000		6,726,457	896,861		10,000,000
Price per share	$ 6.5		$ 11.15	$ 11.30
Net proceeds from public offering	$ 62,329					$ 62,329	$ 0	$ 105,005
Value of new share buy-out program		20,000
Proceeds from Stock Issuance Program, shares											754,706
Proceeds from Stock Issuance Program, amount								12,671			17,863
Issuance of common stock under Stock Issuance Program, shares					3,000,000			445,127
Issuance of common stock under Stock Issuance Program								7,042
Common shares offered						$ 62,329		$ 84,696
Number of shares authorised under incentive plan									1,000,000	1,000,000